DISCONTINUED OPERATIONS (The condensed cash flows of Super TV) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash provided by operating activities		$ 18,278	$ 22,847
Net cash provided /(used in) by investing activities		(206)	2,507
Net cash provided by financing activities		5,015
Effect of exchange rate changes on cash and cash equivalents		$ (2,041)	$ (1,752)